S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 28, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	CONFLICTS OF INTEREST

Our sponsor currently holds 2,906,944 ordinary shares (which were purchased for $25,000, or approximately $0.0086 per share, and which we refer to as “founder shares”), up to 379,166 of which are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. If we do not complete an initial business combination within the completion window, the proceeds from the sale of the private units will be included in the liquidating distribution to our public shareholders and the private units and founder shares will be worthless.

If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at approximately 28.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and the ordinary shares underlying the Representative Units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.

Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of the following potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders purchased founder shares prior to the date of this prospectus and the sponsor will purchase the private units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions with respect to its founder shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units will be used to fund the redemption of our public shares, and the private units will expire worthless.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Certain of our initial shareholders, directors and officers presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

●	Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

●	Repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be converted into private units of the post-business combination entity at a price of $10.00 per private unit at the option of the applicable lender. Such working capital units would be identical to the private units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. These financial interests of our sponsor, executive officers and directors may influence their motivation in identifying and selecting a target business combination and completing an initial business combination.

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)	directors should not improperly fetter the exercise of future discretion;

(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Wenxi He	KX Power Limited	Renewable energy & power generation asset	Chief Investment Officer
	Metal Sky Star Acquisition Corporation	Special Purpose Acquisition Company	Chief Executive Officer, Chief Financial Officer, and Chairwoman
	Crestone Strategic Capital Acquisition Corporation	Special Purpose Acquisition Company	Chief Financial Officer and Director
	DT Cloud Acquisition Corporation	Special Purpose Acquisition Company	Independent Director
Christopher John Regan	KX Power Limited	Renewable energy & power generation asset	Director and Head of Trading
	Metal Sky Star Acquisition Corporation	Special Purpose Acquisition Company	Independent Director
Oscar Sanz Paris	CQUR Bank	Banking	Deputy CEO and Chief Commercial Officer
Aleksandar Georgiev Keratsinov	ContourGlobal	Renewable Energy	Senior Project Manager
Ignacio Infante Cano	M B LAW S.L.	Law firm	Lawyer
	IMIBALA S.L.	Real estate	Director
	RELIAM PATRIMONIAL S.L.	Real estate	Director
	SALTINIS SPAIN S.L.	Real estate	Director
	FLAMBOYAN RED S.L.	Real estate	Director
	COSMICFIZZ RED S.L.	Real estate	Director
	GUAYACAN BIG S.L.	Real estate	Director
	ORION HOLDINGS Ltd	Financial management	Director